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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen International Balanced Income Fund

Evergreen

INTERNATIONAL BALANCED INCOME FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
6	STATEMENT OF ASSETS AND LIABILITIES
7	STATEMENT OF OPERATIONS
8	STATEMENT OF CHANGES IN NET ASSETS
9	NOTES TO FINANCIAL STATEMENTS
15	AUTOMATIC DIVIDEND REINVESTMENT PLAN
16	ADDITIONAL INFORMATION
20	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Balanced Income Fund, which commenced operations on October 31, 2005.

The financial markets had to contend with a variety of challenges during these past six months. Moderating economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector all weighed on market sentiment. If all that wasn’t enough to sufficiently disturb investors, hurricanes devastated the gulf region. Not surprisingly, each of these events combined at various times throughout the period to increase market volatility. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to believe that international exposure is critical for the successful long-term performance of diversified portfolios. As a result, Evergreen recently created the International Balanced Income Fund for yield-oriented investors.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

LETTER TO SHAREHOLDERS continued

Having already anticipated the potential for rising inflation, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often rattled the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the domestic markets often struggled to find their footing, many international bourses continued to perform well over the past six months. Many Asian economies were strong, yet some countries within the Euro-zone battled rising inflation fears amid already high unemployment rates. If we were to crystallize a need for diversification, this environment proved to be a great example. Indeed, the International Balanced Income Fund was developed in order to seek an opportunistic balance within the global marketplace. In an attempt to provide a high level of income for our investors, the fund’s managers have invested approximately 70% of the fund’s assets in dividend-paying international stocks, while the remaining 30% or so will be invested in international debt securities. To enhance the fund’s yield potential, a customized options strategy has been included, primarily utilizing call options on international indexes.

We believe Evergreen’s International Balanced Income Fund is properly positioned to balance the need to generate income while preserving capital over the long-term. To that end, our portfolio teams will strategically adjust the fund’s

LETTER TO SHAREHOLDERS continued

exposure within equities, debt, and options based on their potential for income, gains, and general market factors. As always, we continue to recommend a fully diversified portfolio strategy for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
October 31, 2005[1]
(unaudited)

Net asset value, beginning of period	$19.10[2]

Income from investment operations
Net investment income (loss)	0

Offering costs charged to capital for common shares	(0.04)

Net asset value, end of period	$19.06

Market value, end of period	$20.01

Total return[3]
Based on market value	0.05%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$205,008
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements and excluding expense reductions	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.26%[4]
Net investment income (loss)	2.33%[4]
Portfolio turnover rate	0%

1 For the one day ended October 31, 2005 (commencement of operations) .

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* 100.1%
Bank of America Corp., 3.93%, dated 10/31/2005, maturing 11/1/2005; maturity
value $35,003,821 (1)	$ 35,000,000	$35,000,000
Barclays plc, 3.93%, dated 10/31/2005, maturing 11/1/2005; maturity value
$38,681,530 (2)	38,677,308	38,677,308
Lehman Brothers Holdings, Inc., 3.92%, dated 10/31/2005, maturing 11/1/2005;
maturity value $35,003,811 (3)	35,000,000	35,000,000
State Street Corp., 2.45%, dated 10/31/2005, maturing 11/1/2005; maturity
value $61,580,180 (4)	61,575,989	61,575,989
UBS AG, 3.92%, dated 10/31/2005, maturing 11/1/2005; maturity value
$35,003,811 (5)	35,000,000	35,000,000

Total Investments (cost $205,253,297) 100.1%		205,253,297
Other Assets and Liabilities (0.1%)		(245,105)

Net Assets Applicable to Common Shareholders 100.0%		$205,008,192

*	Collateralized by:
	(1)	$35,899,000 U.S. Treasury Note, 3.75%, 3/31/2007, value including accrued interest is $35,700,970.
	(2)	$39,620,000 TIPS, 0.875%, 4/15/2010, value including accrued interest is $39,451,771.
	(3)	$57,930,000 U.S. Treasury STRIPS, 0.00%, 2/15/2016, value is $35,702,258.
	(4)	$80,285,000 FHLMC, 4.50%, 2/1/2019, value including accrued interest is $61,940,798.
	(5)	$28,646,000 U.S. Treasury Bond, 7.25%, 5/15/2016, value including accrued interest is $35,003,811.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

The following table shows portfolio composition as a percent of total investments as of October 31, 2005:
Repurchase agreements	100%

The following table shows the percent of total investments by maturity as of October 31, 2005:
Less than 1 year	100%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:
AAA	100%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in repurchase agreements, at amortized cost	$205,253,297
Cash	100,084
Interest receivable	19,856

Total assets	205,373,237

Liabilities
Payable for offering costs	358,297
Advisory fee payable	4,992
Due to other related parties	281
Accrued expenses and other liabilities	1,475

Total liabilities	365,045

Net assets applicable to common shareholders	$205,008,192

Net assets applicable to common shareholders represented by
Paid-in capital	$204,995,084
Undistributed net investment income	13,108

Net assets applicable to common shareholders	$205,008,192

Net asset value per share applicable to common shareholders
Based on $205,008,192 divided by 10,755,240 common shares issued and outstanding
(unlimited number of common shares authorized)	$19.06

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Period Ended October 31, 2005 (unaudited) (a)

Investment income
Interest	$19,856

Expenses
Advisory fee	5,342
Administrative services fee	281
Transfer agent fees	115
Trustees’ fees and expenses	179
Printing and postage expenses	233
Custodian and accounting fees	731
Professional fees	203
Other	14

Total expenses	7,098
Less: Fee waivers	(350)

Net expenses	6,748

Net investment income	$13,108

(a) For the one day ended October 31, 2005 (commencement of operations).

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2005 (unaudited) (a)

Operations
Net investment income	$13,108

Capital share transactions
Net proceeds from the issuance of common shares	205,325,000
Common share offering expenses charged to paid-in capital	(430,000)

Net increase in net assets resulting from capital share transactions	204,895,000

Total increase in net assets applicable to common shareholders	204,908,108

Net assets applicable to common shareholders
Beginning of period	100,084

End of period	$205,008,192

Undistributed net investment income	$13,108

(a) For the one day ended October 31, 2005 (commencement of operations).

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek to provide a high level of income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

Analytic Investors, Inc. is the investment sub-advisor managing the Fund’s option strategy and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For the one day ended October 31, 2005, EIMC waived its advisory fee in the amount of $350.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. As of October 31, 2005, the Fund issued 10,755,240 common shares.

5. SECURITIES TRANSACTIONS

On October 31, 2005, the aggregate cost of securities for federal income tax purposes for the Fund was the same as for financial reporting purposes. There was no unrealized appreciation or depreciation on securities.

6. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

7. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. SUBSEQUENT DISTRIBUTIONS

On December 8, 2005, the Fund declared distributions from net investment income of $0.1458 per common share on each of the following dates:

Record Date	Payable Date

January 18, 2006	February 1, 2006
February 14, 2006	March 1, 2006
March 14, 2006	April 3, 2006

On December 20, 2005, the Fund declared a special distribution from net investment income of $0.1078 per common share payable on January 3, 2006 to shareholders of record on December 30, 2005.

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

The Fund’s Board of Trustees considered approval of the investment management contract between the Fund and EIMC, and the sub-advisory agreements with Evergreen International Advisors (“EIA”), and Analytic Investors, Inc (“Analytic,” and together with EIMC and EIA, the “Advisors”), at meetings held in August and September 2005, and, at their September meeting. The Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the Investment Company Act of 1940 Act (the “1940 Act”)) of the Fund or of EIMC, EIA, or Analytic, approved each of the agreements (the investment management contract with EIMC and the sub-advisory agreements are referred to collectively herein as the “Agreements”).

The Trustees considered the Agreements in light of their annual consideration of the investment advisory and administrative arrangements for each of the other Evergreen funds, and much of the information and many of the factors considered by the Trustees in connection with such annual consideration were considered by them in connection with their consideration of the Agreements for the Fund.

The disinterested Trustees discussed the approval of the Agreements, and the continuation of the Evergreen funds’ advisory agreements generally, with representatives of EIMC and in multiple private sessions with legal counsel at which no EIMC personnel were present. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The 1940 Act requires that the Board of Trustees request and evaluate, and that the Advisors furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. In considering approval of the Agreements, the Trustees reviewed materials provided by each of the Advisors and considered, among other factors, the portfolio managers that would be engaged in the management of the Fund, the Advisors’ past performance managing other investment companies and other accounts, the fees and expenses to be paid by the Fund to EIMC, the direct and indirect benefits to EIMC and its affiliates from their relationships with the Fund, and the fees to be paid by EIMC to EIA and Analytic. In making their decision, the Trustees relied, in part, on comparisons of the Fund’s projected fees and expenses to the fees and expenses of funds with similar investment strategies.

The Evergreen funds’ Boards of Trustees and committees of the Boards of Trustees meet periodically during the course of the year. At those meetings, the Boards receive a wide variety of information regarding the services performed by investment advisers to the funds, including EIMC and EIA, the investment performance of the various Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements for the other Evergreen funds, the Trustees considered informa-

ADDITIONAL INFORMATION (unaudited) continued

tion regarding, for example, the funds’ investment results; portfolio trading practices; compliance by the funds and their advisers with applicable laws and regulations and with the funds’ and the advisers’ compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC

The Fund’s Board considered that EIMC would serve as administrator to the Fund and receive a fee for its services as administrator. In their comparison of the advisory fee proposed to be paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered other so-called “fallout” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates and the sub-advisers would provide a comprehensive investment management service to the Fund. They noted that EIMC would formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. The Trustees considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. The Board also considered information as to the organization and investment capabilities of each of EIA and Analytic. On the basis of these factors, they determined that the nature and scope of the services provided by the Advisors were likely to be consistent with their duties under the Agreements and appropriate and consistent with the investment program and best interests of the Fund.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. The Board also considered information as to compliance functions at Analytic. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the nature, extent, and quality of the services proposed to be provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund, and by the sub-advisers.

Investment performance. The Trustees considered that the international equity team at EIMC and the international debt securities investment team at EIA had experienced favorable investment performance in the past in investment strategies similar to those each was expected to implement for the Fund. In addition, the Trustees reviewed past performance information for Analytic, and concluded that that performance generally appeared to have been favorable.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that the proposed combined advisory and administrative fees and projected expenses for the Fund are at the median of the fees and expenses of a group of similar closed-end funds. The Trustees also took into account EIMC’s agreement to cap the Fund’s annual expenses at 1.20% of assets for a period of five years (assuming no preferred shares are issued).

EIMC reported to the Trustees in connection with their consideration of the Agreements that EIMC does not currently manage any other investment companies or private accounts in a manner similar to the Fund, but that EIMC believed that the pricing structure it had developed reflected the complexity of the product, the time and attention the Fund would require (including, in the case of EIMC, both as to the equity portfolio specifically and the asset-allocation process generally), the costs of EIA and Analytic, and the fees charged by other advisers to competitive funds. EIMC included in the materials presented to the Trustees a profitability analysis as to the Fund, but noted that it is generally difficult to determine likely profitability in the case of a new fund, especially one of this complexity. EIMC reported that the expense analysis had been designed to show the cost to the Evergreen organization not only of management of the Fund, but of the overall sponsorship of the Fund, which it considers an important element in ensuring an effective trading market for the Fund’s shares in years after the initial offering. The Trustees determined on the basis of EIMC’s presentation that the profitability of the investment management contract to EIMC and its affiliates in the first two years of the contract would not likely be excessive, and determined to review actual profitability information for the Fund in the future when the Fund had been in operation for a meaningful period.

Economies of scale. The Trustees considered that, in light of the fact that the Fund would not be making a continuous offering of its shares, the likelihood of immediate economies of scale following the Fund’s initial offering was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

After reviewing a variety of factors, including those described above, the Trustees concluded that: (i) the services provided by each of the Advisors was likely to be of a high quality and met the terms of each of the Advisory Agreements; (ii) in light of the anticipated costs of providing investment advisory services to the Fund, the ancillary benefits that each of the Advisors and their affiliates were anticipated to receive with regard to providing investment advisory services to the Fund were reasonable; and (iii) that the fees were reasonable and consistent with industry norms for funds of comparable size and asset class.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

575077 12/2005

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro, Principal Executive Officer

Date: October 28, 2005

By:
________________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005